Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Company's Current and Deferred Federal Tax Expense (Benefit)
Information about the Company’s current and deferred federal tax expense (benefit) follows:

	Years Ended December 31,
	2015	2014	2013
Current expense	$1,744	$378	$256
Deferred (benefit) expense	(342)	1,474	673
Total income tax expense	$1,402	$1,852	$929

Schedule of Reconciliation of Federal Income Tax Rate to the Company’s Effective Income Tax Rate
A reconciliation of the federal income tax rate to the Company's effective income tax rate follows:

	December 31,
	2015	2014	2013
Federal income tax rate:	35.0%	35.0%	35.0%
Reconciling items:
Tax exempt interest	(9.4)	(8.0)	(12.3)
Dividend received deduction	(1.7)	(1.4)	(2.2)
Non deductible health insurer fee	1.0	0.7	—
Other	0.2	0.1	0.1
Effective income tax rate:	25.1%	26.4%	20.6%

Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits for the year ended December 31, 2015 is as follows:

Balance at beginning of year	$—
Reductions for tax positions of prior years	93
Balance at end of year	$93

Schedule of Significant Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that result in significant deferred tax assets and deferred tax liabilities are as follows:

	December 31,
	2015	2014
Deferred tax assets
Deferred gain on disposal of business	$755	$871
Investments, net	1,374	1,740
Deferred acquisition costs	1,143	1,059
Employee and post-retirement benefits	89	—
Compensation related	1	2
Other	—	4
Total deferred tax asset	3,362	3,676
Deferred tax liabilities
Policyholder and separate account reserves	(1,157)	(1,324)
Net unrealized appreciation on securities	(3,200)	(4,390)
Employee and post-retirement benefits	—	(375)
Other	(15)	(37)
Total deferred tax liability	(4,372)	(6,126)
Net deferred income tax liability	$(1,010)	$(2,450)